Subsequent Event	6 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENT
16.	SUBSEQUENT EVENT

The Company evaluated all events and transactions that occurred after April 30, 2026 up through the reporting date. There were no other subsequent events occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.